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November 30, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:     RiverSource Investment Series, Inc.
             RiverSource Balanced Fund
             RiverSource Disciplined Large Cap Growth Fund
             RiverSource Diversified Equity Income Fund
             RiverSource Mid Cap Value Fund
        Post-Effective Amendment No. 117
        File Nos. 2-11328/811-54
        Accession Number: 0000950137-07-017759

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 117 (Amendment). This Amendment was filed electronically on November 26, 2007.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.